CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchase of noncontrolling interest in consideration of issuance of the Company's equity instruments, issuance cost			$ 213